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                               UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 1999

Check here if Amendment [  ]; Amendment No. ____
This Amendment (check one only):[  ] is a restatement.
                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Waddell & Reed, Inc.
Address:        6300 Lamar Avenue
                P.O. Box 29217
                Shawnee Mission, KS  66201-9217

Form 13F File Number: 28-375

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:           Helge Krist Lee
Title:          Secretary
Phone:          (913) 236-1920


Signature, Place and Date of Signing:

/s/   Helge Krist Lee      Overland Park, Kansas     November 5th, 1999

Report Type (check only one):

[   ]           13F HOLDINGS. (Check here if all holdings of this reporting manager are reported in this report.)
[ X ]           13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
                manager(s).)
[   ]           13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

              Form 13F File Number             Name
              --------------------             ----
              28-7592                          Waddell & Reed Financial, Inc.